Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	TWO ROADS SHARED TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001552947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2025
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Recurrent MLP & Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return including substantial current income from a portfolio of MLP and energy infrastructure investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. More information about how to purchase shares of the Fund is available in the section entitled HOW TO PURCHASE SHARES beginning on page 20 of this Prospectus and in the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the Fund’s Portfolio Turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in energy infrastructure and master limited partnership (“MLP”) investments. The Fund’s investments may include, but are not limited to:

●	MLPs structured as limited partnerships or limited liability companies;

●	MLPs that are taxed as “C” corporations;

●	institutional units (“I-Units”) issued by MLP affiliates;

●	taxable “C” corporations that hold significant interests in MLPs;

●	companies providing infrastructure to the energy industry;

●	other equity securities, including pooled investment vehicles, exchange-traded notes, and exchange-traded funds, that provide exposure to MLPs.

Recurrent Investment Advisors, LLC, the Fund’s investment adviser (“Recurrent” or the “Advisor”) focuses its investments on energy infrastructure, which own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy related equipment or services. The Advisor’s investment process is strongly focused on company-level valuation analysis for determining security selection in the Fund. The Fund’s investments may be of any capitalization size including a company’s first offering of stock to the public in an initial public offering (IPO).

The Fund may invest 20% of its net assets in sectors outside of energy infrastructure investments, including, without limitation, securities of corporations that operate in the energy sector or that hold energy assets. The Fund may, when market signals warrant, take a defensive position, investing all or a substantial portion of Fund assets in cash and/or cash equivalents.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

The Fund may be subject to the risks described below through its own direct investments and indirectly through investments in underlying funds.

●	Energy Sector Focus Risk. The Fund focuses its investments in the energy sector which is comprised of energy, industrial, consumer, infrastructure and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy markets have experienced significant volatility in recent periods, including a historic drop in crude oil and natural gas prices in April 2020 attributable to the significant decrease in demand for oil and other energy commodities as a result of the slowdown in economic activity due to the COVID-19 pandemic as well as price competition among key oil-producing countries. The low price environment caused financial hardship for energy companies and led to energy companies defaulting on debt and filing for bankruptcy. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies. Within the past several years, global oil prices have experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history. Reduced production and continued oil price volatility may adversely impact the value of the Fund’s investments in MLPs and energy infrastructure companies.

●	Master Limited Partnership Risk. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments. The MLP market may be adversely impacted by negative investor perceptions, such as reaction to reduced distributions. Risks of MLPs include the following: a decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs or MLP-related securities. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs. The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends on the amount of cash flow generated from such company’s operations. Cash flow from operations will vary from quarter to quarter and is largely dependent on factors affecting the MLP’s operations and factors affecting the energy, natural resources or real estate sectors in general.

●	Energy Infrastructure Industry Focus Risks. A substantial percentage of the Fund invests primarily in the energy infrastructure industry. As a result, the Fund will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy infrastructure industry. Risks associated with investments in MLPs and other companies operating in the energy infrastructure industry include but are not limited to the following:

○	Acquisition Risk. Energy infrastructure companies owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders.

○	Catastrophic Event Risk. MLPs and other companies operating in the energy infrastructure industry are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of MLPs and other companies operating in the energy infrastructure industry.

○	Commodity Price Risk. MLPs and other companies operating in the energy infrastructure industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy infrastructure commodity prices would directly impact companies that own such energy infrastructure commodities and could indirectly impact companies that engage in transportation, storage, processing, distribution or marketing of such energy infrastructure commodities.

○	Depletion Risk. Energy infrastructure companies engaged in the exploration, development, management, gathering or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy infrastructure commodities or exploration of new sources of energy infrastructure commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies.

○	Environmental and Regulatory Risk. Companies operating in the energy infrastructure industry are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future. The Fund cannot predict whether regulatory agencies will take any action to adopt new regulations or provide guidance that will adversely impact the energy infrastructure industry. In addition, the status of several initiatives aimed at addressing climate change that were introduced during the Biden administration remain unclear. The current presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, real estate markets, among others. Additionally, actions taken may impact different sectors of the energy and natural resources markets in disparate ways or may impact specific issuers in a given sector in differing ways. The Advisor cannot predict the effects of changing regulations or policies on the Fund’s portfolio, and the Fund may be affected by federal, state, and local governmental action in ways that are not foreseeable. There is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective. At any time after the date of this Prospectus, federal, state or local legislation or regulation may be enacted that could negatively affect the assets of the Fund or the issuers of such assets or may change the way in which the Fund itself is regulated.

○	Interest Rate Risk. Rising interest rates could increase the cost of capital thereby increasing operating costs and reducing the ability of MLPs and other companies operating in the energy industry to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of energy infrastructure securities as the yields on alternative investments increase.

○	Natural Resources Risk. The Fund’s investments in natural resources issuers (including MLPs) are susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The natural resources sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the natural resources sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; domestic and global competition, extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, natural resource sector companies are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other natural resources reserves may also affect the profitability of natural resources companies.

○	Supply and Demand Risk. Companies in the energy infrastructure industry may be impacted by the levels of supply and demand for energy infrastructure commodities. For example, the demand for oil and other energy commodities was adversely impacted by the market disruption and slowdown in economic activity resulting from the COVID-19 pandemic. Future pandemics could lead to reduced production and price volatility.

○	Weather Risk. Weather plays a role in the seasonality of some energy infrastructure companies’ cash flows, and extreme weather conditions could adversely affect performance and cash flows of those companies.

●	Cash Flow Risk. The Fund expects that a substantial portion of the investment income it receives may be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs may vary widely from quarter to quarter and will be affected by various factors affecting the entity’s operations. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP has available for distribution in a given period. A reduction in an MLP’s cash flow may cause investor turnover and negatively impact the overall MLP market.

●	Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recession, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond markets, volatility in the equities markets or adverse investor sentiment and political events affect the securities markets. Markets also tend to move in cycles with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, imposition of tariffs, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

●	Management Risk. The risk that investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Active Trading Risk. A higher portfolio turnover due to active and frequent trading may result in higher transactional and brokerage costs that may result in lower investment returns. Active trading of securities may also increase the Fund’s realized capital gains and losses, which may affect the taxes you pay as a Fund shareholder.

●	Concentration Risk. Because the Fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, an adverse economic, business, regulator or political development affecting that industry may cause the value of an investment to ﬂuctuate more widely than it would in a fund that is diversiﬁed across industries and sectors.

●	Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment advisor, custodian, transfer agent, distributor and other service providers and financial intermediaries (“Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.

●	Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

●	Gap Risk. The Fund is subject to the risk that a stock price will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

●	Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

●	IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

●	Liquidity Risk. Liquidity risk is the risk that the Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forego an investment opportunity. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance.

●	Market Capitalization Risk. Investing in larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than the Fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

●	Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

●	MLP Tax Risk. Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax, excise tax or other form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Thus, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share of the Fund’s shares.

●	Non-Diversification Risk. The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value. The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

●	Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. A higher portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

●	RIC Qualification Risk. The Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which means that the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships, which include MLPs that satisfy a qualifying income test described below and in the Fund’s SAI. If the Fund’s MLP investments exceed this 25% limitation, which could occur, for example, if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special treatment.

●	Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due events or factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. The performance table includes a comparison of the performance of the Fund’s shares to the performance of a broad-based securities market index, which serves as the Fund’s regulatory index, as well against another index that the Advisor believes better represents the Fund’s investment strategy. The Fund does not seek to track the regulatory index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.recurrentadvisors.com or by calling 1-833-RECURRENT (1-833-732-8773).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-RECURRENT (1-833-732-8773)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.recurrentadvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for the Calendar Year Ended December 31st:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	06/30/2020	39.80%
Lowest Quarter:	03/31/2020	-54.01%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(54.01%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the year ended December 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Recurrent MLP & Infrastructure Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.41%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.56%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%	[1],[2]
Recurrent MLP & Infrastructure Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%	[3]
5 Years	rr_AverageAnnualReturnYear05	14.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	14.13%	[2],[3]
Recurrent MLP & Infrastructure Fund | Energy Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Energy Sector Focus Risk. The Fund focuses its investments in the energy sector which is comprised of energy, industrial, consumer, infrastructure and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy markets have experienced significant volatility in recent periods, including a historic drop in crude oil and natural gas prices in April 2020 attributable to the significant decrease in demand for oil and other energy commodities as a result of the slowdown in economic activity due to the COVID-19 pandemic as well as price competition among key oil-producing countries. The low price environment caused financial hardship for energy companies and led to energy companies defaulting on debt and filing for bankruptcy. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies. Within the past several years, global oil prices have experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history. Reduced production and continued oil price volatility may adversely impact the value of the Fund’s investments in MLPs and energy infrastructure companies.

Recurrent MLP & Infrastructure Fund | Master Limited Partnership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Master Limited Partnership Risk. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments. The MLP market may be adversely impacted by negative investor perceptions, such as reaction to reduced distributions. Risks of MLPs include the following: a decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs or MLP-related securities. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs. The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends on the amount of cash flow generated from such company’s operations. Cash flow from operations will vary from quarter to quarter and is largely dependent on factors affecting the MLP’s operations and factors affecting the energy, natural resources or real estate sectors in general.

Recurrent MLP & Infrastructure Fund | Energy Infrastructure Industry Focus Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Energy Infrastructure Industry Focus Risks. A substantial percentage of the Fund invests primarily in the energy infrastructure industry. As a result, the Fund will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy infrastructure industry. Risks associated with investments in MLPs and other companies operating in the energy infrastructure industry include but are not limited to the following:

○	Acquisition Risk. Energy infrastructure companies owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders.

○	Catastrophic Event Risk. MLPs and other companies operating in the energy infrastructure industry are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of MLPs and other companies operating in the energy infrastructure industry.

○	Commodity Price Risk. MLPs and other companies operating in the energy infrastructure industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy infrastructure commodity prices would directly impact companies that own such energy infrastructure commodities and could indirectly impact companies that engage in transportation, storage, processing, distribution or marketing of such energy infrastructure commodities.

○	Depletion Risk. Energy infrastructure companies engaged in the exploration, development, management, gathering or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy infrastructure commodities or exploration of new sources of energy infrastructure commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies.

○	Environmental and Regulatory Risk. Companies operating in the energy infrastructure industry are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future. The Fund cannot predict whether regulatory agencies will take any action to adopt new regulations or provide guidance that will adversely impact the energy infrastructure industry. In addition, the status of several initiatives aimed at addressing climate change that were introduced during the Biden administration remain unclear. The current presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, real estate markets, among others. Additionally, actions taken may impact different sectors of the energy and natural resources markets in disparate ways or may impact specific issuers in a given sector in differing ways. The Advisor cannot predict the effects of changing regulations or policies on the Fund’s portfolio, and the Fund may be affected by federal, state, and local governmental action in ways that are not foreseeable. There is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective. At any time after the date of this Prospectus, federal, state or local legislation or regulation may be enacted that could negatively affect the assets of the Fund or the issuers of such assets or may change the way in which the Fund itself is regulated.

○	Interest Rate Risk. Rising interest rates could increase the cost of capital thereby increasing operating costs and reducing the ability of MLPs and other companies operating in the energy industry to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of energy infrastructure securities as the yields on alternative investments increase.

○	Natural Resources Risk. The Fund’s investments in natural resources issuers (including MLPs) are susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The natural resources sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the natural resources sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; domestic and global competition, extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, natural resource sector companies are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other natural resources reserves may also affect the profitability of natural resources companies.

○	Supply and Demand Risk. Companies in the energy infrastructure industry may be impacted by the levels of supply and demand for energy infrastructure commodities. For example, the demand for oil and other energy commodities was adversely impacted by the market disruption and slowdown in economic activity resulting from the COVID-19 pandemic. Future pandemics could lead to reduced production and price volatility.

○	Weather Risk. Weather plays a role in the seasonality of some energy infrastructure companies’ cash flows, and extreme weather conditions could adversely affect performance and cash flows of those companies.

Recurrent MLP & Infrastructure Fund | Acquisition Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Acquisition Risk. Energy infrastructure companies owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders.

Recurrent MLP & Infrastructure Fund | Catastrophic Event Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Catastrophic Event Risk. MLPs and other companies operating in the energy infrastructure industry are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of MLPs and other companies operating in the energy infrastructure industry.

Recurrent MLP & Infrastructure Fund | Commodity Price Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Commodity Price Risk. MLPs and other companies operating in the energy infrastructure industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy infrastructure commodity prices would directly impact companies that own such energy infrastructure commodities and could indirectly impact companies that engage in transportation, storage, processing, distribution or marketing of such energy infrastructure commodities.

Recurrent MLP & Infrastructure Fund | Depletion Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Depletion Risk. Energy infrastructure companies engaged in the exploration, development, management, gathering or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy infrastructure commodities or exploration of new sources of energy infrastructure commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies.

Recurrent MLP & Infrastructure Fund | Environmental And Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Environmental and Regulatory Risk. Companies operating in the energy infrastructure industry are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future. The Fund cannot predict whether regulatory agencies will take any action to adopt new regulations or provide guidance that will adversely impact the energy infrastructure industry. In addition, the status of several initiatives aimed at addressing climate change that were introduced during the Biden administration remain unclear. The current presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, real estate markets, among others. Additionally, actions taken may impact different sectors of the energy and natural resources markets in disparate ways or may impact specific issuers in a given sector in differing ways. The Advisor cannot predict the effects of changing regulations or policies on the Fund’s portfolio, and the Fund may be affected by federal, state, and local governmental action in ways that are not foreseeable. There is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective. At any time after the date of this Prospectus, federal, state or local legislation or regulation may be enacted that could negatively affect the assets of the Fund or the issuers of such assets or may change the way in which the Fund itself is regulated.

Recurrent MLP & Infrastructure Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Interest Rate Risk. Rising interest rates could increase the cost of capital thereby increasing operating costs and reducing the ability of MLPs and other companies operating in the energy industry to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of energy infrastructure securities as the yields on alternative investments increase.

Recurrent MLP & Infrastructure Fund | Natural Resources Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Natural Resources Risk. The Fund’s investments in natural resources issuers (including MLPs) are susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The natural resources sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the natural resources sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; domestic and global competition, extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, natural resource sector companies are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other natural resources reserves may also affect the profitability of natural resources companies.

Recurrent MLP & Infrastructure Fund | Supply And Demand Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Supply and Demand Risk. Companies in the energy infrastructure industry may be impacted by the levels of supply and demand for energy infrastructure commodities. For example, the demand for oil and other energy commodities was adversely impacted by the market disruption and slowdown in economic activity resulting from the COVID-19 pandemic. Future pandemics could lead to reduced production and price volatility.

Recurrent MLP & Infrastructure Fund | Weather Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Weather Risk. Weather plays a role in the seasonality of some energy infrastructure companies’ cash flows, and extreme weather conditions could adversely affect performance and cash flows of those companies.

Recurrent MLP & Infrastructure Fund | Cash Flow Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Cash Flow Risk. The Fund expects that a substantial portion of the investment income it receives may be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs may vary widely from quarter to quarter and will be affected by various factors affecting the entity’s operations. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP has available for distribution in a given period. A reduction in an MLP’s cash flow may cause investor turnover and negatively impact the overall MLP market.

Recurrent MLP & Infrastructure Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recession, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond markets, volatility in the equities markets or adverse investor sentiment and political events affect the securities markets. Markets also tend to move in cycles with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, imposition of tariffs, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Recurrent MLP & Infrastructure Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Management Risk. The risk that investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Recurrent MLP & Infrastructure Fund | Active Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Active Trading Risk. A higher portfolio turnover due to active and frequent trading may result in higher transactional and brokerage costs that may result in lower investment returns. Active trading of securities may also increase the Fund’s realized capital gains and losses, which may affect the taxes you pay as a Fund shareholder.

Recurrent MLP & Infrastructure Fund | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Concentration Risk. Because the Fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, an adverse economic, business, regulator or political development affecting that industry may cause the value of an investment to ﬂuctuate more widely than it would in a fund that is diversiﬁed across industries and sectors.

Recurrent MLP & Infrastructure Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment advisor, custodian, transfer agent, distributor and other service providers and financial intermediaries (“Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its Service Providers may adversely impact the Fund or its shareholders.

Recurrent MLP & Infrastructure Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Recurrent MLP & Infrastructure Fund | Gap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Gap Risk. The Fund is subject to the risk that a stock price will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Recurrent MLP & Infrastructure Fund | Geographic And Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

Recurrent MLP & Infrastructure Fund | I P O Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Recurrent MLP & Infrastructure Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Liquidity Risk. Liquidity risk is the risk that the Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, and the Fund may have to lower the price, sell other securities instead or forego an investment opportunity. In addition, less liquid securities may be more difficult to value, and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance.

Recurrent MLP & Infrastructure Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market Capitalization Risk. Investing in larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than the Fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Recurrent MLP & Infrastructure Fund | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the U.S. government and the Federal Reserve reduce market support activities, including by increasing interest rates, such reductions could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Recurrent MLP & Infrastructure Fund | M L P Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	MLP Tax Risk. Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax, excise tax or other form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Thus, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share of the Fund’s shares.

Recurrent MLP & Infrastructure Fund | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock

●	Non-Diversification Risk. The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value. The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Recurrent MLP & Infrastructure Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Portfolio Turnover Risk. The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. A higher portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

Recurrent MLP & Infrastructure Fund | R I C Qualification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	RIC Qualification Risk. The Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which means that the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships, which include MLPs that satisfy a qualifying income test described below and in the Fund’s SAI. If the Fund’s MLP investments exceed this 25% limitation, which could occur, for example, if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special treatment.

Recurrent MLP & Infrastructure Fund | Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due events or factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Recurrent MLP & Infrastructure Fund | Recurrent MLP & Infrastructure Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMLPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
Annual Return 2018	rr_AnnualReturn2018	(13.21%)
Annual Return 2019	rr_AnnualReturn2019	15.30%
Annual Return 2020	rr_AnnualReturn2020	(28.47%)
Annual Return 2021	rr_AnnualReturn2021	42.62%
Annual Return 2022	rr_AnnualReturn2022	35.11%
Annual Return 2023	rr_AnnualReturn2023	16.71%
Annual Return 2024	rr_AnnualReturn2024	30.07%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	30.07%
5 Years	rr_AverageAnnualReturnYear05	15.91%
Since Inception	rr_AverageAnnualReturnSinceInception	11.27%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2017
Recurrent MLP & Infrastructure Fund | Recurrent MLP & Infrastructure Fund Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.73%
5 Years	rr_AverageAnnualReturnYear05	14.77%
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%	[2]
Recurrent MLP & Infrastructure Fund | Recurrent MLP & Infrastructure Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.33%
5 Years	rr_AverageAnnualReturnYear05	12.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.94%	[2]

[1]	The Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated by Standard & Poor’s using a float-adjusted market capitalization methodology. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	The Fund’s Class I shares commenced operations on November 2, 2017.
[3]	In response to regulatory requirements, the Fund’s broad-based index is changed to the S&P 500 Total Return Index. The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. The index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based index that provides a broad measure of market performance. Investors cannot directly invest in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.